Summary of Significant Accounting Policies (Details 2)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Schedule of estimated useful lives
Estimated useful lives for property and equipment, description	Shorter of lease term or useful life
Buildings [Member]
Schedule of estimated useful lives
Estimated useful lives for property and equipment, net	20 years	20 years
Motor vehicles [Member] | Minimum [Member]
Schedule of estimated useful lives
Estimated useful lives for property and equipment, net	5 years	5 years
Motor vehicles [Member] | Maximum [Member]
Schedule of estimated useful lives
Estimated useful lives for property and equipment, net	10 years	10 years
Furniture and office equipment [Member] | Minimum [Member]
Schedule of estimated useful lives
Estimated useful lives for property and equipment, net	3 years	3 years
Furniture and office equipment [Member] | Maximum [Member]
Schedule of estimated useful lives
Estimated useful lives for property and equipment, net	5 years	5 years